Consolidated Statement of Changes In Shareholders' Equity	Issued capital [member] USD ($)	Issued capital [member] SGD ($)	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Translation reserve [member] USD ($)	Translation reserve [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2024		$ 24,455,178		$ (24,455,170)				$ 7,561,633		$ 7,561,641				$ 7,561,641
IfrsStatementLineItems [Line Items]
Foreign currency translation						(463,787)				(463,787)				(463,787)
Share based payment reserve								100,000		100,000				100,000
Loss for the year, representing total comprehensive income for the year								(11,516,581)		(11,516,581)		3,499		(11,513,082)
Issuance of share capital		9,753,384								9,753,384				9,753,384
Balance at Jun. 30, 2025	$ 25,609,109	34,208,562	$ (18,362,500)	(24,455,170)	$ (278,337)	(463,787)	$ (2,695,407)	(3,854,948)	$ 4,272,865	5,434,657	$ 2,751	3,499	$ 4,275,616	5,438,156
IfrsStatementLineItems [Line Items]
Foreign currency translation					187,564	90,667	(186,088)		1,476	90,667	4,248		5,724	90,667
Share based payment reserve							231,821	300,000	231,821	300,000			231,821	300,000
Transfer of investment upon disposal of share / write off							(16,061)	(20,784)	(16,061)	(20,784)	121,848	157,683	105,787	136,899
Loss for the year, representing total comprehensive income for the year							(582,719)	(747,995)	(582,719)	(747,995)	(530,839)	(681,400)	(1,113,558)	(1,429,395)
Balance at Jun. 30, 2026	$ 25,609,109	$ 34,208,562	$ (18,362,500)	$ (24,455,170)	$ (90,773)	$ (373,120)	$ (3,248,454)	$ (4,323,727)	$ 3,907,382	$ 5,056,545	$ (401,992)	$ (520,218)	$ 3,505,390	$ 4,536,327